6. Income Taxes	6 Months Ended
Jun. 30, 2014
Income Tax Disclosure [Abstract]
6. Income Taxes

The provision for income taxes for the six months ended June 30, 2014 and 2013, and since inception (March 7, 2012) through June 30, 2014 was as follows (assuming a 15% effective tax rate):

	Six Months Ended June 30, 2014	Six Months Ended June 30, 2013	From Inception (March 7, 2012) through June 30, 2014

Current Tax Provision:
Federal-State-Local	$-	$-	$250
Taxable Income	-	-	-

Total current tax provision	$-	$-	$250

Deferred Tax Provision:
Federal	$-	$-	$-
Loss carry-forwards	(10,037)	(889)	(22,446)
Change in valuation allowance	10,037	889	22,446

Total deferred tax provision	$-	$-	$-

The Company had deferred income tax assets as of June 30, 2014 as follows:

Loss carry-forwards	$(22,446)
Less - valuation allowance	22,446

Total net deferred tax assets	$-

The Company provided a valuation allowance equal to the deferred income tax assets for period ended June 30, 2014 because it is not presently known whether future taxable income will be sufficient to utilize the loss carry-forwards.

As of June 30, 2014, the Company had approximately $150,000 in tax loss carry-forwards that can be utilized in future periods to reduce taxable income, and expire by the year 2033.

The Company did not identify any material uncertain tax positions.  The Company did not recognize any interest or penalties for unrecognized tax benefits.

The federal income tax returns of the Company are subject to examination by the IRS, generally for three years after they are filed.  The tax returns for the years ended December 31, 2013 and 2012 are still subject to examination by the taxing authorities.